Schedule of Investments (unaudited) October 31, 2020	iShares® MSCI Global Multifactor ETF (Formerly iShares® Edge MSCI Multifactor Global ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 3.2%
AGL Energy Ltd.	8,533	$74,784
Aurizon Holdings Ltd.	32,860	86,996
BHP Group PLC	33,655	648,474
BlueScope Steel Ltd.	7,473	76,934
Coca-Cola Amatil Ltd.	9,487	82,812
Cochlear Ltd.	954	142,149
Coles Group Ltd.	17,808	221,975
Dexus	17,914	108,315
Fortescue Metals Group Ltd.	24,221	295,450
Magellan Financial Group Ltd.	1,961	75,879
Medibank Pvt Ltd.	37,365	70,060
Mirvac Group	60,309	89,363
REA Group Ltd.	1,484	123,254
Rio Tinto Ltd.	5,671	368,099

		2,464,544

Belgium — 0.6%
Ageas SA/NV	3,445	138,646
Etablissements Franz Colruyt NV	1,197	70,859
Proximus SADP	1,802	35,044
Sofina SA	159	41,302
UCB SA	2,014	198,707

		484,558

Brazil — 0.4%
BB Seguridade Participacoes SA	10,600	43,532
Centrais Eletricas Brasileiras SA	6,876	37,039
Cia. de Saneamento Basico do Estado de Sao Paulo	5,700	42,014
Hypera SA	5,300	25,645
IRB Brasil Resseguros S/A	16,206	17,257
JBS SA	15,900	53,634
Sul America SA	5,950	41,266
TIM SA	26,517	54,497

		314,884

Canada — 3.2%
Atco Ltd., Class I, NVS	636	17,692
B2Gold Corp.	18,603	119,569
Canadian Apartment Properties REIT	1,280	41,116
CGI Inc.(a)	3,798	235,482
CI Financial Corp.	4,611	53,706
Constellation Software Inc.	356	373,419
Empire Co. Ltd., Class A, NVS	3,127	85,249
First Capital Real Estate Investment Trust	3,082	27,321
Gildan Activewear Inc.	2,915	60,340
Hydro One Ltd.(b)	2,597	56,698
iA Financial Corp. Inc.	2,173	75,652
Kinross Gold Corp.	18,550	147,471
Kirkland Lake Gold Ltd.	4,081	185,785
Loblaw Companies Ltd.	2,915	144,990
Magna International Inc.	5,016	255,926
Metro Inc.	3,997	186,308
Open Text Corp.	3,922	143,985
RioCan REIT	3,604	38,869
SmartCentres Real Estate Investment Trust	2,756	43,530
Thomson Reuters Corp.	424	32,938
WSP Global Inc.	1,219	77,043
Yamana Gold Inc.	15,476	86,007

		2,489,096

Security	Shares	Value

Chile — 0.1%
Aguas Andinas SA, Class A	135,733	$35,225
Cia. Cervecerias Unidas SA	2,597	14,427

		49,652

China — 8.3%
51job Inc., ADR(a)	530	37,153
Angang Steel Co. Ltd., Class A	28,120	11,086
Anhui Conch Cement Co. Ltd., Class A	5,300	40,239
Anhui Conch Cement Co. Ltd., Class H	26,500	165,222
Bosideng International Holdings Ltd.	106,000	46,337
BYD Electronic International Co. Ltd.	18,000	77,294
China Cinda Asset Management Co. Ltd., Class H	106,000	19,820
China Communications Construction Co. Ltd., Class H	78,000	40,736
China Conch Venture Holdings Ltd.	26,500	117,723
China Construction Bank Corp., Class H	1,484,000	1,023,798
China Everbright Bank Co. Ltd., Class H	106,000	36,633
China Hongqiao Group Ltd.(c)	26,500	19,136
China Lesso Group Holdings Ltd.	53,000	85,567
China Longyuan Power Group Corp. Ltd., Class H	53,000	36,222
China Minsheng Banking Corp. Ltd., Class H	53,000	28,978
China Mobile Ltd.	104,500	635,367
China National Building Material Co. Ltd., Class H	86,000	98,589
China Railway Construction Corp. Ltd., Class H	79,500	53,719
China Railway Group Ltd., Class H	53,000	24,331
China Renewable Energy Investment Ltd.(a)(d)	659	0	(e)
China Resources Gas Group Ltd.	22,000	95,321
China Resources Pharmaceutical Group Ltd.(b)	26,500	13,225
China Shenhua Energy Co. Ltd., Class H	26,500	45,791
China Telecom Corp. Ltd., Class H	166,000	52,230
China Unicom Hong Kong Ltd.	106,000	65,064
CNOOC Ltd.	318,000	288,686
Country Garden Services Holdings Co. Ltd.	30,000	188,205
Dali Foods Group Co. Ltd.(b)	106,000	65,610
Daqin Railway Co. Ltd., Class A	63,600	60,881
Dongfeng Motor Group Co. Ltd., Class H	106,000	74,495
Great Wall Motor Co. Ltd., Class H	53,000	85,704
GSX Techedu Inc., ADR(a)(c)	1,009	67,018
Guangdong Investment Ltd.	76,000	112,508
Guangzhou R&F Properties Co. Ltd., Class H	21,200	26,846
Henan Shuanghui Investment & Development Co. Ltd., Class A	6,800	50,775
Hualan Biological Engineering Inc., Class A	7,640	58,416
Hundsun Technologies Inc., Class A	4,140	57,461
Inner Mongolia Yitai Coal Co. Ltd., Class B	27,000	16,902
JOYY Inc.(c)	1,116	101,980
Kaisa Group Holdings Ltd.	53,000	24,604
Kingboard Holdings Ltd.	26,500	89,531
Kingdee International Software Group Co. Ltd.	49,000	128,584
Kunlun Energy Co. Ltd.	106,000	68,344
KWG Group Holdings Ltd.	26,500	34,992
Lee & Man Paper Manufacturing Ltd.	55,000	41,490
Lenovo Group Ltd.	106,000	66,294
Li Ning Co. Ltd.	26,500	136,689
Luye Pharma Group Ltd.(b)	79,500	45,927
New Hope Liuhe Co. Ltd., Class A	8,100	32,515
Noah Holdings Ltd.(a)(c)	1,537	40,469
PICC Property & Casualty Co. Ltd., Class H	150,000	101,356
Shanghai M&G Stationery Inc., Class A	5,300	63,636
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	21,200	32,805
Shengyi Technology Co. Ltd., Class A	10,600	37,849
Shenzhen International Holdings Ltd.	26,500	41,143

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI Global Multifactor ETF (Formerly iShares® Edge MSCI Multifactor Global ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Shimao Group Holdings Ltd.	26,500	$93,461
Sinotruk Hong Kong Ltd.	26,500	67,524
Sun Art Retail Group Ltd.	53,000	57,273
Vipshop Holdings Ltd., ADR(a)	7,102	151,983
Want Want China Holdings Ltd.	106,000	69,985
Weichai Power Co. Ltd., Class H	45,000	84,953
Wens Foodstuffs Group Co. Ltd., Class A	15,980	45,222
Xinyi Solar Holdings Ltd.	98,000	178,185
Yuexiu Property Co. Ltd.	318,000	61,510
Yum China Holdings Inc.	6,307	335,722
Zhuzhou CRRC Times Electric Co. Ltd., Class H	10,600	32,532
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	92,400	81,380

		6,371,026

Denmark — 0.2%
Pandora A/S(a)	1,605	127,115

Finland — 0.2%
Elisa OYJ	2,332	114,742
Orion OYJ, Class B	1,908	81,678

		196,420

France — 1.7%
Atos SE(a)	1,552	105,940
BioMerieux	848	126,240
Cie. Generale des Etablissements Michelin SCA	2,269	244,851
Faurecia SE(a)	1,213	45,978
Iliad SA	212	40,993
La Francaise des Jeux SAEM(b)	1,378	51,654
Peugeot SA(a)	8,321	149,559
Sartorius Stedim Biotech	442	167,639
STMicroelectronics NV	9,964	303,512
Ubisoft Entertainment SA(a)	1,272	112,223

		1,348,589

Greece — 0.0%
FF Group(a)(d)	165	2

Hong Kong — 0.6%
Hang Lung Properties Ltd.	25,000	60,672
Kerry Properties Ltd.	15,000	36,674
Kingboard Laminates Holdings Ltd.	26,500	42,168
Sino Land Co. Ltd.	84,000	99,221
Swire Pacific Ltd., Class A	11,500	52,348
Swire Properties Ltd.	10,600	28,363
WH Group Ltd.(b)	159,000	124,865
Wharf Holdings Ltd. (The)	5,000	10,316

		454,627

India — 1.8%
Colgate-Palmolive India Ltd.	2,067	42,304
Divi’s Laboratories Ltd.	1,599	67,795
Dr. Reddy’s Laboratories Ltd.	1,802	118,873
GAIL India Ltd.	32,090	36,698
HDFC Asset Management Co. Ltd.(b)	553	16,791
Hindustan Petroleum Corp. Ltd.	12,932	32,745
Info Edge India Ltd.	1,325	63,453
Infosys Ltd.	53,000	758,517
Oil & Natural Gas Corp. Ltd.	25,387	22,233
Petronet LNG Ltd.	10,547	32,869
REC Ltd.	14,575	20,228
Tech Mahindra Ltd.	6,784	74,452

Security	Shares	Value

India (continued)
Wipro Ltd.	14,999	$68,956

		1,355,914

Indonesia — 0.1%
Adaro Energy Tbk PT	302,100	22,372
Indofood Sukses Makmur Tbk PT	74,200	34,190

		56,562

Ireland — 0.3%
STERIS PLC	1,166	206,604

Italy — 0.1%
Leonardo SpA	6,583	31,348
Telecom Italia SpA/Milano	113,517	38,532

		69,880

Japan — 3.7%
AGC Inc.	5,300	164,516
Alfresa Holdings Corp.	5,300	96,884
Amada Co. Ltd.	8,500	73,584
Brother Industries Ltd.	5,700	87,566
Daicel Corp.	5,300	37,720
Electric Power Development Co. Ltd.	5,300	71,485
Hitachi Ltd.	15,400	515,887
JTEKT Corp.	5,300	41,775
Marubeni Corp.	26,500	137,697
Medipal Holdings Corp.	5,700	101,525
Mitsubishi UFJ Lease & Finance Co. Ltd.	10,600	44,615
NEC Corp.	4,900	246,078
Nippon Telegraph & Telephone Corp.	19,500	409,623
Obayashi Corp.	10,600	88,215
Seiko Epson Corp.	5,300	61,041
Sekisui Chemical Co. Ltd.	5,300	82,131
Stanley Electric Co. Ltd.	3,700	104,764
Sumitomo Rubber Industries Ltd.	5,300	46,288
Teijin Ltd.	5,300	80,914
TIS Inc.	5,300	101,447
Tohoku Electric Power Co. Inc.	6,100	53,799
Tokyo Electric Power Co. Holdings Inc.(a)	31,800	81,827
Toppan Printing Co. Ltd.	5,300	67,074
Tosoh Corp.	5,300	85,680
Toyo Suisan Kaisha Ltd.	200	9,948

		2,892,083

Malaysia — 0.0%
Sime Darby Bhd	37,100	21,519

Mexico — 0.0%
Fibra Uno Administracion SA de CV	37,100	28,020
Megacable Holdings SAB de CV, CPO	5,300	16,761

		44,781

Netherlands — 2.7%
Aegon NV	16,907	45,592
AerCap Holdings NV(a)(c)	2,332	57,903
Koninklijke Ahold Delhaize NV	17,967	493,712
Koninklijke KPN NV	38,849	104,987
Koninklijke Philips NV(a)	14,775	686,275
Koninklijke Vopak NV	1,378	71,638
NN Group NV	4,664	162,660
Randstad NV(a)	1,908	95,369
Wolters Kluwer NV	4,100	332,306

		2,050,442

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI Global Multifactor ETF (Formerly iShares® Edge MSCI Multifactor Global ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

New Zealand — 0.3%
Fisher & Paykel Healthcare Corp. Ltd.	8,639	$199,833
Mercury NZ Ltd.	17,914	63,341

		263,174

Philippines — 0.1%
Globe Telecom Inc.	650	27,262
PLDT Inc.	1,385	38,002

		65,264

Qatar — 0.2%
Barwa Real Estate Co.	21,842	19,749
Ooredoo QPSC	23,764	42,741
Qatar Electricity & Water Co. QSC	9,821	44,492
Qatar Fuel QSC	11,150	52,025
Qatar International Islamic Bank QSC	11,726	26,405

		185,412

Russia — 0.1%
Inter RAO UES PJSC	583,000	37,289
Magnitogorsk Iron & Steel Works PJSC	36,800	17,435
Surgutneftegas PJSC, ADR	7,109	29,133
Surgutneftegas PJSC, ADR, New	4,710	19,758

		103,615

Saudi Arabia — 0.3%
Abdullah Al Othaim Markets Co.	901	31,472
Advanced Petrochemical Co.	2,279	35,124
Bupa Arabia for Cooperative Insurance Co.(a)	689	21,054
Etihad Etisalat Co.(a)	8,162	60,938
Jarir Marketing Co.	1,113	51,402
Saudi Cement Co.	2,279	32,937

		232,927

Singapore — 0.2%
BOC Aviation Ltd.(b)	5,300	32,703
Singapore Exchange Ltd.	15,800	100,204
Yangzijiang Shipbuilding Holdings Ltd.	63,600	42,850

		175,757

South Africa — 0.9%
Anglo American Platinum Ltd.	1,007	66,028
AngloGold Ashanti Ltd.	6,996	158,802
Aspen Pharmacare Holdings Ltd.(a)	4,028	26,165
Exxaro Resources Ltd.	3,975	26,672
Gold Fields Ltd.	13,091	139,098
Impala Platinum Holdings Ltd.	11,236	98,725
Kumba Iron Ore Ltd.	1,961	57,967
Momentum Metropolitan Holdings	14,522	11,619
Reinet Investments SCA	3,719	59,012
Tiger Brands Ltd.	1,749	21,688

		665,776

South Korea — 0.7%
Coway Co. Ltd.	901	55,107
Daelim Industrial Co. Ltd.	318	21,859
GS Holdings Corp.	1,007	29,286
Hankook Tire & Technology Co. Ltd.	1,908	53,220
Kia Motors Corp.	3,975	176,908
LG Corp.	1,961	117,173
LG Innotek Co. Ltd.	212	28,399
LG Uplus Corp.	2,650	25,806
S-1 Corp.	159	11,434

		519,192

Spain — 0.0%
Mapfre SA	29,680	44,737

Security	Shares	Value

Sweden — 0.7%
Boliden AB	4,452	$121,639
Evolution Gaming Group AB(b)	1,908	141,688
ICA Gruppen AB	1,590	75,256
L E Lundbergforetagen AB, Class B(a)	1,242	55,897
Svenska Cellulosa AB SCA, Class B(a)	9,451	128,209

		522,689

Switzerland — 3.1%
Adecco Group AG, Registered	2,703	132,710
Logitech International SA, Registered	2,156	181,597
Roche Holding AG, NVS	5,141	1,653,276
Sonova Holding AG, Registered(a)	1,016	241,100
Swisscom AG, Registered	318	161,784

		2,370,467

Taiwan — 1.7%
Asia Cement Corp.	53,000	76,248
Asustek Computer Inc.	15,000	127,170
Compal Electronics Inc.	159,000	103,393
Formosa Taffeta Co. Ltd.	53,000	57,904
Inventec Corp.	106,000	83,752
Lite-On Technology Corp.	53,000	86,253
Novatek Microelectronics Corp.	13,000	121,349
Pegatron Corp.	31,000	66,653
Phison Electronics Corp.	4,000	41,463
Pou Chen Corp.	53,000	46,693
Realtek Semiconductor Corp.	5,000	62,143
Synnex Technology International Corp.	57,000	84,593
United Microelectronics Corp.	188,000	201,779
Winbond Electronics Corp.	159,000	94,221
Wistron Corp.	53,000	52,808

		1,306,422

Thailand — 0.1%
PTT Exploration & Production PCL, NVDR	21,200	53,565

United Arab Emirates — 0.2%
Aldar Properties PJSC	122,324	91,248
Emaar Malls PJSC(a)	36,252	14,607
Emaar Properties PJSC(a)	41,499	30,165

		136,020

United Kingdom — 3.7%
3i Group PLC	17,437	216,668
Barratt Developments PLC(a)	17,755	110,769
Berkeley Group Holdings PLC	2,462	129,149
BT Group PLC	100,965	132,375
Burberry Group PLC	6,943	121,732
Direct Line Insurance Group PLC	14,522	49,477
Fiat Chrysler Automobiles NV(a)	17,702	217,378
Hikma Pharmaceuticals PLC	2,173	70,523
J Sainsbury PLC	29,415	76,676
Kingfisher PLC(a)	28,938	107,424
Pearson PLC	11,819	77,938
Persimmon PLC	6,001	181,257
Rio Tinto PLC	17,543	988,303
Smith & Nephew PLC	12,137	209,739
Taylor Wimpey PLC(a)	59,996	82,074
Wm Morrison Supermarkets PLC	41,075	86,516

		2,857,998

United States — 59.5%
A O Smith Corp.	1,802	93,145
Accenture PLC, Class A	5,724	1,241,593

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI Global Multifactor ETF (Formerly iShares® Edge MSCI Multifactor Global ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Advance Auto Parts Inc.	1,060	$156,117
Agilent Technologies Inc.	5,035	514,023
Akamai Technologies Inc.(a)	2,809	267,192
Alexion Pharmaceuticals Inc.(a)	3,522	405,523
Alleghany Corp.	244	133,451
Alliant Energy Corp.	3,869	213,878
Allstate Corp. (The)	5,088	451,560
Amazon.com Inc.(a)	103	312,723
Ameren Corp.	3,498	283,758
American Financial Group Inc./OH	689	51,634
ANSYS Inc.(a)	1,367	416,074
Anthem Inc.	3,983	1,086,562
Aon PLC, Class A	3,869	711,935
Apple Inc.	9,706	1,056,595
Applied Materials Inc.	13,250	784,797
Arch Capital Group Ltd.(a)	6,678	201,742
Archer-Daniels-Midland Co.	8,798	406,820
Arrow Electronics Inc.(a)	1,219	94,948
Assurant Inc.	901	112,057
Athene Holding Ltd., Class A(a)	1,908	61,209
Atmos Energy Corp.	2,409	220,833
Autoliv Inc.	318	24,104
Baxter International Inc.	7,950	616,681
Best Buy Co. Inc.	3,922	437,499
Biogen Inc.(a)	2,854	719,408
Bio-Rad Laboratories Inc., Class A(a)	318	186,482
Black Knight Inc.(a)	1,802	158,486
Booz Allen Hamilton Holding Corp.	2,014	158,099
BorgWarner Inc.	3,445	120,506
Brown & Brown Inc.	3,887	169,123
Cabot Oil & Gas Corp.	5,830	103,716
Cadence Design Systems Inc.(a)	4,967	543,241
Camden Property Trust	1,484	136,884
Carrier Global Corp.	12,934	431,866
CDW Corp./DE	2,711	332,369
Cerner Corp.	4,929	345,474
CH Robinson Worldwide Inc.	2,332	206,219
Cincinnati Financial Corp.	2,226	157,467
Citrix Systems Inc.	1,749	198,109
Cognex Corp.	2,650	174,635
Cooper Companies Inc. (The)	795	253,645
Copart Inc.(a)	3,395	374,672
Cummins Inc.	2,438	536,092
DaVita Inc.(a)	1,060	91,425
Discovery Inc., Class A(a)(c)	2,703	54,709
Discovery Inc., Class C, NVS(a)	5,035	92,241
Dover Corp.	2,067	228,838
Eastman Chemical Co.	1,537	124,251
Electronic Arts Inc.(a)	4,134	495,377
EPAM Systems Inc.(a)	901	278,364
Erie Indemnity Co., Class A, NVS	477	111,079
Everest Re Group Ltd.	689	135,788
Expeditors International of Washington Inc.	3,021	266,966
F5 Networks Inc.(a)	848	112,733
FactSet Research Systems Inc.	583	178,689
Fastenal Co.	9,328	403,249
Fidelity National Financial Inc.	4,876	152,570
FLIR Systems Inc.	2,597	90,090
Fortune Brands Home & Security Inc.	1,855	150,014
Franklin Resources Inc.	4,134	77,513

Security	Shares	Value

United States (continued)
Garmin Ltd.	2,067	$215,009
Globe Life Inc.	1,696	137,529
Hartford Financial Services Group Inc. (The)	5,883	226,613
HCA Healthcare Inc.	2,185	270,809
HD Supply Holdings Inc.(a)	1,749	69,715
Henry Schein Inc.(a)	2,226	141,529
Hewlett Packard Enterprise Co.	21,253	183,626
Hormel Foods Corp.	4,823	234,832
HP Inc.	21,359	383,608
Humana Inc.	1,961	782,988
Huntington Ingalls Industries Inc.	689	101,614
IDEX Corp.	1,219	207,705
Ingredion Inc.	1,272	90,172
Intel Corp.	29,958	1,326,540
Intuit Inc.	4,134	1,300,887
Jack Henry & Associates Inc.	1,060	157,145
Jacobs Engineering Group Inc.	2,279	216,505
Jazz Pharmaceuticals PLC(a)(c)	954	137,471
JB Hunt Transport Services Inc.	1,325	161,305
JM Smucker Co. (The)	2,014	225,971
Jones Lang LaSalle Inc.	901	101,687
Juniper Networks Inc.	5,883	116,013
Kansas City Southern	1,325	233,385
Keysight Technologies Inc.(a)	2,809	294,580
Kroger Co. (The)	11,607	373,861
Lam Research Corp.	2,120	725,210
Lear Corp.	742	89,641
Lincoln National Corp.	3,551	124,640
Loews Corp.	4,717	163,586
Lululemon Athletica Inc.(a)	1,855	592,283
LyondellBasell Industries NV, Class A	4,293	293,856
MarketAxess Holdings Inc.	645	347,558
Masco Corp.	3,657	196,015
Masimo Corp.(a)	795	177,937
Maxim Integrated Products Inc.	4,346	302,699
Mettler-Toledo International Inc.(a)(c)	371	370,225
Micron Technology Inc.(a)	18,497	931,139
Microsoft Corp.	3,616	732,132
Mohawk Industries Inc.(a)	742	76,567
Molina Healthcare Inc.(a)	1,171	218,356
Monster Beverage Corp.(a)	6,382	488,670
MSCI Inc.	1,325	463,538
Mylan NV(a)(c)	6,996	101,722
National Retail Properties Inc.	954	30,538
NetApp Inc.	2,438	107,004
News Corp., Class A, NVS	4,717	61,934
NortonLifeLock Inc.	8,639	177,704
NRG Energy Inc.	4,982	157,531
NVR Inc.(a)	57	225,326
OGE Energy Corp.	3,498	107,633
Old Dominion Freight Line Inc.	1,602	304,973
Owens Corning	1,855	121,447
Pentair PLC	2,491	123,952
Perrigo Co. PLC	2,014	88,354
Pinnacle West Capital Corp.	1,537	125,373
Progressive Corp. (The)	9,306	855,221
PulteGroup Inc.	4,081	166,342
Qorvo Inc.(a)	1,749	222,753
Quest Diagnostics Inc.	2,438	297,777
Ralph Lauren Corp.	783	52,344

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI Global Multifactor ETF (Formerly iShares® Edge MSCI Multifactor Global ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Regeneron Pharmaceuticals Inc.(a)	1,325	$720,217
Reinsurance Group of America Inc.	1,080	109,102
ResMed Inc.	2,385	457,777
Robert Half International Inc.	2,226	112,836
Rollins Inc.	2,847	164,699
Seagate Technology PLC	3,869	185,016
SEI Investments Co.	2,385	117,223
Skyworks Solutions Inc.	2,915	411,860
Snap-on Inc.	742	116,887
Southwest Airlines Co.	2,438	96,374
Steel Dynamics Inc.	3,286	103,443
Synopsys Inc.(a)	2,572	550,048
T Rowe Price Group Inc.	3,869	490,048
Target Corp.	8,162	1,242,420
TE Connectivity Ltd.	5,459	528,868
Teledyne Technologies Inc.(a)	530	163,849
Teradyne Inc.	3,021	265,395
Textron Inc.	3,816	136,613
Tiffany & Co.	1,696	221,905
Tractor Supply Co.	1,802	240,044
Tradeweb Markets Inc., Class A	1,325	72,186
Travelers Companies Inc. (The)	3,657	441,436
Tyson Foods Inc., Class A	4,399	251,755
Ulta Beauty Inc.(a)	901	186,300
United Rentals Inc.(a)	1,166	207,886
Universal Health Services Inc., Class B	1,219	133,541
Varian Medical Systems Inc.(a)	1,537	265,594
Voya Financial Inc.	2,095	100,413
Walgreens Boots Alliance Inc.	11,819	402,319
Waters Corp.(a)	1,113	247,999
West Pharmaceutical Services Inc.	1,113	302,814
Western Union Co. (The)	6,201	120,547
Westrock Co.	2,650	99,507
Whirlpool Corp.	795	147,043
WR Berkley Corp.	2,438	146,573
WW Grainger Inc.	839	293,667

		45,874,125

Total Common Stocks — 99.0% (Cost: $72,646,230)		76,375,438

Preferred Stocks

Brazil — 0.2%
Itausa SA, Preference Shares, NVS	64,576	101,803

Security	Shares	Value

Brazil (continued)
Telefonica Brasil SA, Preference Shares, NVS	5,300	$39,102

		140,905

Germany — 0.3%
Fuchs Petrolub SE, Preference Shares, NVS	1,435	73,849
Porsche Automobil Holding SE, Preference Shares, NVS	2,438	130,636

		204,485

Italy — 0.1%
Telecom Italia SpA/Milano, Preference Shares, NVS	162,710	59,191

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS	95,400	43,513

Total Preferred Stocks — 0.6% (Cost: $563,542)		448,094

Short-Term Investments

Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(f)(g)(h)	900,035	900,665
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(f)(g)	140,000	140,000

		1,040,665

Total Short-Term Investments — 1.4% (Cost: $1,040,423)		1,040,665

Total Investments in Securities — 101.0% (Cost: $74,250,195)		77,864,197

Other Assets, Less Liabilities — (1.0)%		(748,949)

Net Assets — 100.0%		$77,115,248

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Rounds to less than $1.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI Global Multifactor ETF (Formerly iShares® Edge MSCI Multifactor Global ETF)

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,660,644	$—		$(759,597	)(a)	$(381)	$(1)	$900,665	900,035	$1,124	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	130,000	10,000	(a)	—		—	—	140,000	140,000	34		—

						$(381)	$(1)	$1,040,665		$1,158		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Hang Seng China Enterprises Index	2	11/27/20	$126	$(4,247)
MSCI EAFE Index	1	12/18/20	89	(6,033)

				$(10,280)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$76,318,874	$56,562	$2	$76,375,438
Preferred Stocks	448,094	—	—	448,094
Money Market Funds	1,040,665	—	—	1,040,665

	$77,807,633	$56,562	$2	$77,864,197

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(10,280)	$—	$—	$(10,280)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

PJSC	Public Joint Stock Company